MFA 2025-NQM5 Trust ABS-15G

Exhibit 99.07 - Schedule 2

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
44879	XXX	565598	12/11/2019	Compliance	Missing evidence of the Seller HUD1	HUD 0027	2	Acknowledged	Seller settlement statement not provided for review.		No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue.;		Mitigated Risk: Override to EV2 due to Immaterial Issue.	Approved	C	B	C	B	C	B	C	B	C	B